Note 12 - Long-term Debt - Principal Repayments on Long-term Debt (Details) $ in Thousands	Dec. 31, 2021 USD ($)
2022	$ 1,458
2023	462
2024	45
2025	0
2026 and thereafter	529,089
Long-term Debt, Total	$ 531,054